UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2015

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.9%
Alabama - 2.3%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,061,377
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,288,845
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,969,518
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,731,225
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,953,691
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	2,033,150
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,588,120
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	7,948,080
Convertible CAB, Subordinated Lien	0.000%	10/1/46	2,000,000	1,303,420	(a)
Convertible CAB, Subordinated Lien	0.000%	10/1/50	69,910,000	45,084,260	(a)
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	17,876,496
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	14,199,981

Total Alabama				103,038,163

Alaska - 0.3%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,601,036
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,400,000

Total Alaska				13,001,036

Arizona - 0.4%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,708,637	(b)
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	290,000	302,296	(c)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	14,229,000
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,014

Total Arizona				19,225,947

California - 20.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,714,700
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	1,972,250
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,517,022
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	9,916,920
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,729,060
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.350%	4/1/27	40,000,000	40,922,800	(a)(d)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	17,095,800	(b)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	11,109,400	(b)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	48,750,660	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	$6,595,000	$7,368,264
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,314,224
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	38,121,140
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	27,338,766
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,814,794	(e)
Home Mortgage	5.500%	8/1/38	4,615,000	4,783,124
California State Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	11,815,000	11,551,289
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,480,900
California State, GO	0.957%	12/3/18	14,000,000	14,147,560	(a)(d)
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,673,573
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,794,640
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	11,219,300
FHA, Methodist Hospital Project	6.750%	2/1/38	8,575,000	10,185,642
John Muir Health	5.000%	8/15/36	4,305,000	4,497,132
John Muir Health	5.125%	7/1/39	7,280,000	7,980,773
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,457,589
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,348,400
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,443,160
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,264,028
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,804,500
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	7,880,965
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,400,772	(f)
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,991,261
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,284,460
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,416,050
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	11,215,500
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,698,890
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,220,926
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	72,295,085
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	92,555,000	122,127,248
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	15,036,439
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	17,259,750
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,285,200	(b)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,000,540
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	12,269,400
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,539,088
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,718,955
Senior Lien	5.750%	6/1/48	3,700,000	4,226,288
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,510,520
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,378,086
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,498,080
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,699,720

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	$24,360,000	$27,339,472
PFC, Grant	6.000%	7/1/39	29,130,000	32,581,614
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	5,113,485
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	17,027,100
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	33,711,600
Arrowhead Project	5.250%	8/1/26	5,000,000	5,634,900
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,748,336
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,743,136
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,104,143
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,034,223
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	29,486,424
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	38,150,040
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,515,800
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,789,127
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,630,978
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,822,525
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,514,800

Total California				920,218,336

Colorado - 2.2%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,308,840
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,534,917
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,153,362
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,295,750	(b)
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,881,969
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,022,345
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	60,098,400
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,648,450

Total Colorado				100,944,033

Connecticut - 0.8%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,810,694
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,442,493
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,365,348
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,238,855
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,825,850	(b)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	7,531,364	301,255

Total Connecticut				34,984,495

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	$1,145,000	$1,246,722
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	7,700,000	7,774,536

Total Delaware				9,021,258

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,600,800
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,429,900

Total District of Columbia				14,030,700

Florida - 8.9%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	3,475,000	3,479,274
Bradford County, FL, Health Facilities, Santa Fe Healthcare Project	6.050%	11/15/16	285,000	292,376	(c)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	12,100,600	(b)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,199,255
Broward County, FL, School Board, COP	5.000%	7/1/31	8,750,000	9,856,263
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	8,968,160
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	21,633,000
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	33,054,000
Coastal	5.000%	6/1/19	30,000,000	33,696,300
Coastal	5.000%	6/1/20	20,000,000	22,787,400
Senior Secured, High Act	6.000%	6/1/17	3,100,000	3,398,840
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,734,475
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,170,000	1,174,949
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	90,000	96,918
Florida Housing Finance Corp. Revenue, Homeowner Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/33	910,000	947,073
Florida State Department of Management Services, Facilities Management, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,021,690
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	1,400,000	1,425,130	(g)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	553,085	(f)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	2,996,542	(f)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	5,397,400	(f)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,134,580	(f)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,199,688
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,237,775
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,188,450
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,122,890
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,650,525

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	$10,000,000	$10,172,400	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	22,806,969	(e)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,621,086
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,497,959
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.000%	10/1/29	20,000,000	22,574,800
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,375,000
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,766,430
AGC	5.250%	2/1/27	5,500,000	6,167,150
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,433,985
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,776,100
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,139,580
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	6,960,000	7,008,233	(e)(g)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,227,928
Orange County, FL, Tourist Development Tax Revenue, AMBAC	5.000%	10/1/21	2,000,000	2,030,420	(b)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,068,255
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,374,600
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	250,000	250,225	(e)
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	4,125,000	4,135,230
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,830,000	1,372,500	(i)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	950,785	427,853	(i)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,825,200
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,014,476
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,615,200
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,649,700	(g)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,504,298	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,923,223
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	532,580
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,140,210
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	675,000	708,689	(c)

Total Florida				402,486,917

Georgia - 4.9%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	60,385,000	(b)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,690,170	(b)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,236,000
NATL, FGIC	5.500%	11/1/19	1,000,000	1,172,440
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,606,150
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,997,740
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	17,938,253
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,158,880

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	$7,800,000	$8,759,634
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,512,400
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	670,415
Georgia Private Colleges & Universities Authority Revenue, Savannah College of Art & Design Project	5.000%	4/1/44	5,000,000	5,357,000
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	17,030,700
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	6,999,779
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,622,500
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	11,718,100
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	195,000	212,827
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	565,245
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	535,200
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,967,880
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,133,480
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,515,005

Total Georgia				220,784,798

Illinois - 4.7%
Chicago, IL, GO	5.500%	1/1/33	8,510,000	8,528,382
Chicago, IL, GO	5.500%	1/1/33	4,000,000	4,008,640	(f)
Chicago, IL, GO	5.500%	1/1/34	3,500,000	3,502,415	(f)
Chicago, IL, GO	5.500%	1/1/34	3,500,000	3,505,005
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,487,760	(f)
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	11,326,590
Green Bond	5.000%	12/1/44	30,000,000	33,454,500
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,112,900
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,356,640
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	6,000,000	6,211,320
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	12,410,096
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	21,685,885	(b)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,337,080
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	33,578,714	(b)
Memorial Health System	5.500%	4/1/39	12,000,000	13,426,920
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	2,413,592	(j)
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	1,310,000	1,314,873

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.000%	6/15/50	$4,500,000	$4,608,405
McCormick Project	5.250%	6/15/50	9,305,000	9,633,001
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	900,000	1,040,157

Total Illinois				211,942,875

Indiana - 1.4%
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,541,200
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,277,740
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	9,250,000	9,688,727	(e)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,250,500	(e)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,352,683
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	888,581	17,772	(i)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	600,425	(a)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,634,000	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	6,083,950	(e)

Total Indiana				62,446,997

Iowa - 1.3%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	18,515,000	19,948,061
Iowa Fertilizer Co. Project	5.250%	12/1/25	35,720,000	39,724,212

Total Iowa				59,672,273

Kansas - 0.2%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	4,959,126
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,376,530

Total Kansas				8,335,656

Kentucky - 0.8%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,467,760
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,240,760
Kentucky State Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,740,880
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,383,400
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	14,075,694

Total Kentucky				35,908,494

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.6%
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	$18,000,000	$20,365,020
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,663,650

Total Louisiana				26,028,670

Maryland - 1.3%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,538,560
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,150,025
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,279,080
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,108,150	(b)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,767,435
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,877,950

Total Maryland				57,721,200

Massachusetts - 2.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	13,191,600
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	10,038,930
Boston University	5.700%	10/1/40	13,105,000	15,087,655
Broad Institute Inc.	5.375%	4/1/41	17,000,000	19,269,670
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,674,825
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,500,432
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,178,820
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,944,215
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,108,370
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,658,655
Suffolk University	5.750%	7/1/39	17,500,000	19,734,925	(b)
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,967,215
Massachusetts State IFA Revenue, Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	565,000	568,836
Massachusetts State, GO	0.580%	2/1/16	13,325,000	13,335,927	(a)
Massachusetts State, GO:
Consolidated Loan	0.550%	9/1/15	18,665,000	18,667,986	(a)
Consolidated Loan	0.620%	9/1/16	4,000,000	4,011,040	(a)

Total Massachusetts				129,939,101

Michigan - 3.8%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	7,436,940
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,122,558
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	10,000,000	10,725,700
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,527,685
Facilities Program	6.000%	10/15/38	20,500,000	23,292,715
Facilities Program	5.250%	10/15/47	4,100,000	4,556,617
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	10,940,000	11,609,309	(g)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	15,349,880
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,075,813
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,169,484

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	$17,750,000	$20,078,267	(b)(h)
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,723,180
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,610,325
Michigan State Strategic Fund Ltd. Obligation Revenue:
Detroit Edison	5.500%	8/1/16	4,000,000	4,197,680	(a)(d)
Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,576,486
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	29,393,520	(b)

Total Michigan				172,446,159

Minnesota - 0.5%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,509,415
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	8,855,308

Total Minnesota				21,364,723

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,783,480

Missouri - 1.3%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,378,560
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,243,136	(c)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,070,336
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,158,050	(b)
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,818,100
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,138,461

Total Missouri				61,806,643

Nevada - 0.5%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	21,161,160

New Hampshire - 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	3,515,000	3,703,018
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	2,970,000	3,117,876

Total New Hampshire				6,820,894

New Jersey - 7.6%
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,871,946
School Facilities Construction	5.250%	12/15/33	12,500,000	13,301,500
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,067,570
Catholic Health East	4.750%	11/15/29	5,000,000	5,513,500
New Jersey Institute of Technology Revenue	5.000%	7/1/45	3,250,000	3,593,980
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,379,150
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,011,408

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State EDA Revenue	6.875%	1/1/37	$13,065,000	$13,176,836	(e)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	21,170,000	22,317,414	(e)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,558,900	(e)
Gloucester Marine Project	6.625%	1/1/37	6,985,000	7,046,119
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,713,400	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,635,105	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,087,790	(e)
School Facilities Construction	1.700%	3/1/28	20,000,000	19,518,000	(a)
School Facilities Construction	5.000%	3/1/29	10,000,000	10,250,900
School Facilities Construction, SIFMA	1.650%	9/1/27	22,065,000	21,402,829	(a)
New Jersey State EDA, Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,010,400
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,469,663	(e)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,438,700
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,040,000	10,994,704
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,459,100
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	46,155,000	50,311,719	(e)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	2,540,000	2,633,701
New Jersey State Transportation Trust Fund Authority, Transportation System	5.875%	12/15/38	30,000,000	33,274,500
New Jersey State Turnpike Authority Revenue	0.720%	1/1/17	11,000,000	11,038,830	(a)(d)
New Jersey State Turnpike Authority Revenue	0.650%	1/1/18	30,000,000	29,995,800	(a)
New Jersey State Turnpike Authority Revenue	0.780%	1/1/18	10,000,000	10,033,600	(a)(d)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,717,520
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,845,058

Total New Jersey				343,669,642

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,605,000	2,744,706
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	910,000	947,356	(e)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,433,098	(b)

Total New Mexico				21,125,160

New York - 4.1%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	20,800,000	24,170,432
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,258,640
MTA, NY, Revenue	6.500%	11/15/28	10,000,000	11,663,900
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,438,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,204,060
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,678,180
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,679,800

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	$35,000,000	$39,833,850
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	4,295,000	4,622,709	(g)
3 World Trade Center LLC Project	5.000%	11/15/44	15,750,000	16,022,632	(g)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,740,800
New York, NY, GO	5.000%	8/1/22	10,000,000	11,852,800
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	885,000	885,177	(e)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,402,160
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,578,800

Total New York				187,032,540

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,744,422
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,208,320
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	24,039,180
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,517,550
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,134,530
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	8,000,000	8,274,960	(e)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,647,063	(b)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,096,650
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,970,790

Total North Carolina				72,633,465

Ohio - 1.0%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,298,850
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,595,000	2,599,334
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	615,000	615,898
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,990,300
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,594,474
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	10,975,125	(a)(d)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	810,000	849,536
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,531,091	(e)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,732,566	(e)
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,034,170	(a)(d)

Total Ohio				45,221,344

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	$3,000,000	$3,375,840	(b)

Oregon - 0.6%
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,787,778
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,123,554
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,889,400
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	705,000	706,974	(e)

Total Oregon				28,507,706

Pennsylvania - 3.6%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	10,161,184
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	17,441,250
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	10,528,300	(f)
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,052,656	(e)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,412,996
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,835,135
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,499,320
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,444,350
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,010,000	4,040,637
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,057,750	(a)(d)
Shipping Port	3.375%	7/1/15	20,000,000	20,040,200	(a)(d)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,852,480
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,152,119
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,164,059
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,162,680
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,055,498
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,353,500
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,258,300
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,948,010

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	$705,000	$798,589	(c)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	2,980,585
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	877,489
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,295,784
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	6,572,400

Total Pennsylvania				161,985,271

Puerto Rico - 0.9%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	42,680,000	26,356,180
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	1,950,000	1,362,602
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	5,820,000	4,132,258
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	10,225,000	6,237,455
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	4,500,000	2,666,340
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/43	2,420,000	1,464,148

Total Puerto Rico				42,218,983

Rhode Island - 0.1%
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,300,731

South Carolina - 0.5%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	692,939	(c)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	815,423
South Carolina Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,265,625
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,723,195
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,027,400
South Carolina Transportation Infrastructure Bank Revenue, AMBAC	5.000%	10/1/23	960,000	974,381

Total South Carolina				22,498,963

Tennessee - 1.6%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,423,637
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,248,060
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	3,735,000	3,743,068
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,510,228
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,645,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,392,622
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	23,201,000
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,869,685

Total Tennessee				74,033,500

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 9.7%
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	$7,000,000	$7,661,570	(e)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,246,980	(e)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	0.000%	10/1/34	5,000,000	3,892,350	(a)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,183,080
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,013,250	(e)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.150%	6/1/24	5,685,000	5,733,664	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	35,082,390
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,512,040	(c)
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	6,000,000	7,034,880
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,657,560
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,099,020
Deer Park Refining Project	5.000%	2/1/23	44,000,000	48,945,600
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,004,900
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,379,950
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,347,165
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,452,040	(e)
Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	17,113,635
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	60,276,420	(b)
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	9,231,040
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	11,009,900
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,039,528
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	70,116,953
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	6,000,000	6,595,560
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	10,937,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	16,323,000
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	10,840,900
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	18,015,750
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,343,140
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	20,000,000	21,303,600

Total Texas				438,393,065

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	$3,000,000	$3,295,590

Vermont - 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.280%	12/3/35	6,100,000	6,131,476	(a)(e)

Virginia - 0.6%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,687,050
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,521,018
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	7,926,258
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,258,330	(e)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,475,300	(e)

Total Virginia				25,867,956

Washington - 0.8%
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	10,331,070	(b)
Swedish Health Services	6.250%	11/15/41	21,550,000	27,020,683	(b)
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, FGIC, TCRS	7.125%	7/1/16	250,000	268,318

Total Washington				37,620,071

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,584,200
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,530,969
United Health Systems	5.500%	6/1/39	4,000,000	4,471,240

Total West Virginia				14,586,409

Wisconsin - 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	4,015,281	(e)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,300,770
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,867,976
Children’s Hospital	5.375%	8/15/37	2,800,000	3,127,096
Essentia Health, AGM	5.125%	2/15/30	6,475,000	7,064,808
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,178,055	(b)

Total Wisconsin				37,553,986

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wyoming - 0.3%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	$11,000,000	$12,721,060

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,854,487,255)				4,301,886,766

SHORT-TERM INVESTMENTS - 4.7%
California - 0.2%
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.100%	10/1/25	430,000	430,000	(e)(k)(l)
California Statewide CDA Revenue:
Kaiser Permanente	0.080%	4/1/45	1,000,000	1,000,000	(k)(l)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.100%	4/1/33	2,100,000	2,100,000	(k)(l)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.080%	6/1/27	135,000	135,000	(k)(l)
California Statewide CDA, MFH Revenue, Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.100%	3/15/32	1,800,000	1,800,000	(e)(k)(l)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.080%	7/1/30	100,000	100,000	(k)(l)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.100%	2/15/31	1,295,000	1,295,000	(e)(k)(l)

Total California				6,860,000

Florida - 0.1%
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.100%	10/1/48	700,000	700,000	(k)(l)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.100%	1/15/27	3,100,000	3,100,000	(k)(l)

Total Florida				3,800,000

Georgia - 0.1%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.100%	10/1/35	4,850,000	4,850,000	(e)(k)(l)

Illinois - 0.0%
Illinois DFA, IDR, Profile Packaging Inc. Project, LOC-LaSalle Bank N.A.	0.200%	7/1/18	2,000,000	2,000,000	(e)(k)(l)

Mississippi - 0.0%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron U.S.A. Inc.	0.130%	11/1/35	300,000	300,000	(k)(l)

Nevada - 0.2%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.250%	6/1/36	7,800,000	7,800,000	(k)(l)

New Hampshire - 0.2%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.210%	11/1/20	8,800,000	8,800,000	(e)(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
LOC-Wells Fargo Bank N.A.	0.100%	7/1/36	$700,000	$700,000	(k)(l)
Southern Ocean County Hospital, LOC- Wells Fargo Bank N.A.	0.100%	7/1/36	500,000	500,000	(k)(l)
Salem County, NJ, PCFA Revenue, Public Service Electric & Gas	0.290%	11/1/33	3,600,000	3,600,000	(k)(l)

Total New Jersey				4,800,000

New Mexico - 0.0%
University of New Mexico, NM, Subordinated Lien System, SPA-U.S. Bank N.A.	0.090%	6/1/30	280,000	280,000	(k)(l)

New York - 3.2%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.170%	11/1/26	13,780,000	13,780,000	(k)(l)
Subordinated, LOC-Dexia Credit Local	0.170%	3/1/34	13,030,000	13,030,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.250%	6/15/32	32,650,000	32,650,000	(k)(l)
SPA-Dexia Credit Local	0.170%	6/15/32	31,135,000	31,135,000	(k)(l)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.170%	8/1/22	16,450,000	16,450,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.170%	8/1/23	13,375,000	13,375,000	(k)(l)
Future Tax Secured, SPA-Dexia Credit Local	0.230%	8/1/31	1,050,000	1,050,000	(k)(l)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.170%	11/1/22	15,075,000	15,075,000	(k)(l)
New York State Housing Finance Agency Revenue:
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	7,100,000	7,100,000	(k)(l)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.080%	5/1/45	450,000	450,000	(k)(l)

Total New York				144,095,000

Ohio - 0.3%
Montgomery County, OH, Revenue:
Catholic Health Initiatives	0.130%	3/1/27	6,100,000	6,100,000	(k)(l)
Catholic Health Initiatives	0.130%	10/1/41	7,600,000	7,600,000	(k)(l)

Total Ohio				13,700,000

Pennsylvania - 0.2%
Mercer County, PA, GO	0.160%	10/1/31	6,470,000	6,470,000	(k)(l)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, PNC Bank N.A.	0.450%	11/1/39	3,500,000	3,500,000	(k)(l)

Total Pennsylvania				9,970,000

Texas - 0.0%
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.100%	8/1/37	2,200,000	2,200,000	(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.0%
Vermont State Housing Finance Agency Revenue	0.130%	5/1/33	$575,000	$575,000	(e)(k)(l)
Vermont State Housing Finance Agency, Single-Family Revenue, AGM, TD Bank N.A.	0.130%	11/1/33	515,000	515,000	(e)(k)(l)

Total Vermont				1,090,000

Virginia - 0.1%
Capital Region, VA, Airport Commission Passenger Facilities Charge Revenue	0.100%	6/1/35	1,030,000	1,030,000	(k)(l)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, LOC-Bank of America N.A.	0.100%	1/1/30	2,850,000	2,850,000	(k)(l)

Total Virginia				3,880,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $214,425,000)				214,425,000

TOTAL INVESTMENTS - 99.6% (Cost - $4,068,912,255#)				4,516,311,766
Other Assets in Excess of Liabilities - 0.4%				19,140,020

TOTAL NET ASSETS - 100.0%				$4,535,451,786

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is purchased on a when-issued basis.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	The coupon payment on these securities is currently in default as of May 31, 2015.

(j)	Illiquid security.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2015

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,301,886,766	—	$4,301,886,766

Short-term investments†	—	214,425,000	—	214,425,000

Total investments	—	$4,516,311,766	—	$4,516,311,766

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$267,753	—	—	$267,753

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At May 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$481,629,894
Gross unrealized depreciation	(34,230,383)

Net unrealized appreciation	$447,399,511

At May 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	287	9/15	$44,396,622	$44,664,375	$(267,753)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2015